RELATED PARTY TRANSACTIONS (Details) (Prosten Technology Holdings Limited [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Mobile value-added services	$ 1,000,000	$ 1,500,000	$ 3,800,000
Accounts payable to Prosten and its subsidiaries	$ 73,216	$ 223,713
Leilei Wang [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	10.00%